Commitments and contingencies (Details Textual) - USD ($) $ in Millions		3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 08, 2017	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2017
Repayment of Indemnifications Received From Hoegh Lng					$ 1.5
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			50.00%
Capital Improvements Expect to Incur costs for Future						$ 1.2	$ 1.7
Common Unit, Issuance Value			$ 1.1
Corporate Joint Venture [Member]
Loss Contingency, Estimate of Possible Loss	$ 58.0
Gross Amount Of Aribitration Claim Liability	$ 52.0
Loss Contingency, Accrual, Current								$ 23.7
Egypt Co [Member]
Other General Expense		$ 0.3		$ 0.5
Höegh LNG [Member]
Indemnification Under Technical Issues					0.5
Deferred Revenue, Revenue Recognized					1.5
Indemnifications Under Omnibus Agreement		$ 0.3		$ 0.5	1.6
Repayment of Indemnifications Received From Hoegh Lng					$ 2.5
Loss Contingency Accrual								$ 11.9
Loss Contingency, Damages Sought			Depending on interpretations of the contractual provisions including exclusions to the performance standards and based upon currently available information, it is estimated that the Partnership’s 50% share of the excess boil-off claim could range from zero or negligible amounts to approximately $29 million.